Debt - Schedule of Outstanding Principal Balances Related to SFR Loans (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Debt Instrument [Line Items]
Outstanding Principal Balance	$ 788,345
Interest Rate	2.44%
Senior Loans | Single Family Rental | Debt Instrument One
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 465,689
Interest Type	Fixed
Interest Rate	2.24%
Maturity Date	Sep. 01, 2028
Senior Loans | Single Family Rental | Debt Instrument Two
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 9,304
Interest Type	Fixed
Interest Rate	3.51%
Maturity Date	Feb. 01, 2028
Senior Loans | Single Family Rental | Debt Instrument Three
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 4,980
Interest Type	Fixed
Interest Rate	2.48%
Maturity Date	Aug. 01, 2023
Senior Loans | Single Family Rental | Debt Instrument Four
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 9,701
Interest Type	Fixed
Interest Rate	2.79%
Maturity Date	Sep. 01, 2028
Senior Loans | Single Family Rental | Debt Instrument Five
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 6,955
Interest Type	Fixed
Interest Rate	2.69%
Maturity Date	Jul. 01, 2028
Senior Loans | Single Family Rental | Debt Instrument Six
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 5,236
Interest Type	Fixed
Interest Rate	2.64%
Maturity Date	Oct. 01, 2028
Senior Loans | Single Family Rental | Debt Instrument Seven
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 11,326
Interest Type	Fixed
Interest Rate	3.02%
Maturity Date	Oct. 01, 2028
Senior Loans | Single Family Rental | Debt Instrument Eight
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 5,832
Interest Type	Fixed
Interest Rate	2.87%
Maturity Date	Sep. 01, 2023
Senior Loans | Single Family Rental | Debt Instrument Nine
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 7,711
Interest Type	Fixed
Interest Rate	3.02%
Maturity Date	Nov. 01, 2028
Senior Loans | Single Family Rental | Debt Instrument Ten
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 46,146
Interest Type	Fixed
Interest Rate	2.14%
Maturity Date	Oct. 01, 2025
Senior Loans | Single Family Rental | Debt Instrument Eleven
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 9,158
Interest Type	Fixed
Interest Rate	3.30%
Maturity Date	Oct. 01, 2028
Senior Loans | Single Family Rental | Debt Instrument Twelve
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 36,176
Interest Type	Fixed
Interest Rate	2.70%
Maturity Date	Nov. 01, 2028
Senior Loans | Single Family Rental | Debt Instrument Thirteen
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 5,973
Interest Type	Fixed
Interest Rate	2.68%
Maturity Date	Nov. 01, 2028
Senior Loans | Single Family Rental | Debt Instrument Fourteen
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 13,603
Interest Type	Fixed
Interest Rate	2.61%
Maturity Date	Nov. 01, 2023
Senior Loans | Single Family Rental | Debt Instrument Fifteen
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 5,346
Interest Type	Fixed
Interest Rate	3.14%
Maturity Date	Dec. 01, 2028
Senior Loans | Single Family Rental | Debt Instrument Sixteen
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 9,562
Interest Type	Fixed
Interest Rate	3.02%
Maturity Date	Dec. 01, 2028
Senior Loans | Single Family Rental | Debt Instrument Seventeen
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 10,036
Interest Type	Fixed
Interest Rate	2.77%
Maturity Date	Dec. 01, 2028
Senior Loans | Single Family Rental | Debt Instrument Eighteen
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 4,932
Interest Type	Fixed
Interest Rate	2.97%
Maturity Date	Jan. 01, 2029
Senior Loans | Single Family Rental | Debt Instrument Nineteen
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 8,468
Interest Type	Fixed
Interest Rate	3.14%
Maturity Date	Jan. 01, 2029
Senior Loans | Single Family Rental | Debt Instrument Twenty
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 5,878
Interest Type	Fixed
Interest Rate	2.40%
Maturity Date	Feb. 01, 2024
Senior Loans | Single Family Rental | Debt Instrument Twenty One
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 4,279
Interest Type	Fixed
Interest Rate	3.06%
Maturity Date	Feb. 01, 2029
Senior Loans | Single Family Rental | Debt Instrument Twenty Two
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 16,179
Interest Type	Fixed
Interest Rate	2.91%
Maturity Date	Feb. 01, 2029
Senior Loans | Single Family Rental | Debt Instrument Twenty Three
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 7,064
Interest Type	Fixed
Interest Rate	2.98%
Maturity Date	Feb. 01, 2029
Senior Loans | Single Family Rental | Debt Instrument Twenty Four
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 7,346
Interest Type	Fixed
Interest Rate	2.80%
Maturity Date	Feb. 01, 2029
Senior Loans | Single Family Rental | Debt Instrument Twenty Five
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 6,191
Interest Type	Fixed
Interest Rate	2.99%
Maturity Date	Mar. 01, 2029
Senior Loans | Single Family Rental | Debt Instrument Twenty Six
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 9,284
Interest Type	Fixed
Interest Rate	2.45%
Maturity Date	Mar. 01, 2026
Senior Loans | Single Family Rental | Debt Instrument Twenty Seven
Debt Instrument [Line Items]
Investment Date	Feb. 11, 2020
Outstanding Principal Balance	$ 55,988
Interest Type	Fixed
Interest Rate	2.70%
Maturity Date	Mar. 01, 2029